GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful lives	5 years	5 years	5 years
Amortization of intangible assets			$ 247,385	$ 57,845
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 62,825	$ 62,826	$ 247,385	$ 57,845